Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Derivative financial liabilities	$ 786.9	$ 356.9
3 months or less
Financial Risk Management
Derivative financial liabilities	263.5	162.2
3 months to 1 year
Financial Risk Management
Derivative financial liabilities	419.5	93.2
More than 1 year
Financial Risk Management
Derivative financial liabilities	103.9	101.5
Equity total return swaps - long positions
Financial Risk Management
Derivative financial liabilities	1.4	0.4
Equity total return swaps - long positions | 3 months or less
Financial Risk Management
Derivative financial liabilities	1.4	0.4
Foreign currency forward and swap contracts
Financial Risk Management
Derivative financial liabilities	147.4	134.3
Foreign currency forward and swap contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	77.3	58.9
Foreign currency forward and swap contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	6.6	8.8
Foreign currency forward and swap contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	63.5	66.6
Other derivative contracts
Financial Risk Management
Derivative financial liabilities	638.1	222.2
Other derivative contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	184.8	102.9
Other derivative contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	412.9	84.4
Other derivative contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	$ 40.4	$ 34.9